Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Expenses Recognized in Financial Statements
The expenses recognized in the financial statements for services received from employees is shown in the following table:

	Year ended December 31
	2018	2017	2016
	€ thousand
Expenses arising from share-based payment
Transactions	5	5	3

Schedule of Black-Scholes Options Pricing Model
The fair value of the options is estimated using a Black-Scholes options pricing model with the following weighted average assumptions:

	Year ended December 31
	2018	2017	2016
Dividend yield	0%	0%	0%
Expected volatility	0.384	0.342	0.332
Risk-free interest	2.67%	1.34%	0. 67%
Expected life (in years)	2-3	2-3	2-3

Schedule of Weighted Average Fair Values and Exercise Price
Weighted average fair values and exercise price of options on dates of grant are as follows:

	Equal market price
	2018	2017
	US$
Weighted average exercise prices	8.95	9.02

Weighted average fair value on grant date	2.1	1.8

Schedule of Number and Weighted Average Exercise Prices of Share Options
The following table lists the number of share options, the weighted average exercise prices of share options during the current year:

	2018		2017		2016
		Weighted		Weighted		Weighted
		Average		average		Average
	Number of	Exercise	Number of	exercise	Number of	Exercise
	options	Price	options	price	options	Price
		US$		US$		US$
Outstanding at
beginning of year	25,502	7.54	22,502	7.34	19,502	7.19
Granted during
the year	3,000	8.95	3,000	9.02	3,000	8.3
Exercised during
the year	-	-	-	-	-	-
Expired during
the year	1,333	5	-	-	-	-

Outstanding at
end of year	27,169	7.82	25,502	7.54	22,502	7.34

Exercisable at
end of year	24,169	7.68	22,502	7.34	18,502	7.19